Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 5,239,137	$ 5,286,684
Less: accumulated depreciation	(3,758,341)	(3,658,722)
Property, plant and equipment, net	1,480,796	1,627,962
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,396,519	2,457,701
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,778,828	1,801,904
Automobiles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	213,647	162,842
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	569,261	576,185
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 280,882	$ 288,052